Calvert
VP Volatility Managed Moderate Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 93.1%

Security	Shares	Value
Equity Funds — 45.8%
iShares Core S&P Mid-Cap ETF	3,000	$ 657,780
iShares Russell 2000 ETF(1)	10,000	1,649,200
iShares S&P 500 Growth ETF(1)	95,000	5,495,750
iShares S&P 500 Value ETF	30,000	3,855,600
Technology Select Sector SPDR Fund(1)	6,000	712,680
Vanguard FTSE Developed Markets ETF	191,000	6,944,760
Vanguard FTSE Emerging Markets ETF(1)	43,000	1,569,070
Vanguard Real Estate ETF(1)	18,000	1,443,060
Vanguard S&P 500 ETF	46,000	15,101,800
		$37,429,700
Fixed-Income Funds — 47.3%
iShares 1-3 Year Treasury Bond ETF	5,000	$406,050
iShares Core U.S. Aggregate Bond ETF	191,000	18,400,940
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	16,000	1,639,200
Vanguard Total Bond Market ETF	255,000	18,189,150
		$38,635,340
Total Exchange-Traded Funds (identified cost $71,159,254)		$76,065,040

Short-Term Investments — 9.7%
Affiliated Fund — 5.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(2)	4,690,021	$ 4,690,021
Total Affiliated Fund (identified cost $4,690,021)		$ 4,690,021
Securities Lending Collateral — 4.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(3)	3,252,930	$ 3,252,930
Total Securities Lending Collateral (identified cost $3,252,930)		$ 3,252,930
Total Short-Term Investments (identified cost $7,942,951)		$ 7,942,951
Total Investments — 102.8% (identified cost $79,102,205)		$84,007,991
Other Assets, Less Liabilities — (2.8)%		$(2,267,825)
Net Assets — 100.0%		$81,740,166

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $4,852,174 and the total market value of the collateral received by the Fund was $5,007,535, comprised of cash of $3,252,930 and U.S. government and/or agencies securities of $1,754,605.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(56)	Short	12/16/22	$(10,084,200)	$1,357,393
E-mini S&P MidCap 400 Index	(10)	Short	12/16/22	(2,208,200)	297,254
MSCI EAFE Index	(39)	Short	12/16/22	(3,238,170)	440,300
					$2,094,947

Calvert
VP Volatility Managed Moderate Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended September 30, 2022, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Funds
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $4,690,021, which represents 5.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,641,920	$ 7,803,836	$(14,445,893)	$183	$(46)	$ —	$ 1,438	—
Liquidity Fund	—	22,437,007	(17,746,986)	—	—	4,690,021	28,130	4,690,021
Total				$183	$(46)	$4,690,021	$29,568
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$76,065,040	$ —	$ —	$76,065,040
Short-Term Investments:
Affiliated Fund	4,690,021	—	—	4,690,021
Securities Lending Collateral	3,252,930	—	—	3,252,930
Total Investments	$84,007,991	$ —	$ —	$84,007,991
Futures Contracts	$2,094,947	$ —	$ —	$2,094,947
Total	$86,102,938	$ —	$ —	$86,102,938
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
2